Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013

The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund
THE HARTFORD INTERNATIONAL VALUE FUND

SUPPLEMENT

DATED AUGUST 30, 2013 TO

THE HARTFORD INTERNATIONAL VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS

DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective August 30, 2013, changes are being made with respect to the portfolio manager of The Hartford International Value Fund (the “Fund”) and the principal investment strategy of the Fund.  James H. Shakin, CFA will become the portfolio manager for the Fund and Theodore B.P. Jayne, CFA will no longer serve as the portfolio manager for the Fund.  Therefore, effective August 30, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, including non-dollar securities and securities of emerging market issuers. The sub-adviser, Wellington Management Company, LLP (“Wellington Management”), uses fundamental analysis to screen for companies it believes represent attractive investments due to low price, low valuation and/or low market expectations.  The sub-adviser focuses on stocks that trade at a discount to market value that the sub-adviser believes are undervalued.  The Fund may invest among a number of different sectors and countries throughout the world with no limit on the amount of assets that may be invested in any one sector or country.  The Fund may invest in securities of issuers of any market capitalization, including small capitalization securities.  The Fund may invest up to 25% of its net assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets and may trade securities actively.

2.              Under the heading “SUMMARY SECTION - MAIN RISKS” in the Prospectus and the heading “MAIN RISKS” in the Summary Prospectus, the disclosure entitled “Mid-Cap Stock Risk” is deleted and the following risks are added:

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Mid Cap and Small Cap Stock Risk - Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  Many of these companies are young and have limited operating or business history.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

3.              Under the heading “SUMMARY SECTION - PAST PERFORMANCE” in the Prospectus and the heading “PAST PERFORMANCE” in the Summary Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund's prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies substantially similar to those of the Fund.

4.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the table is deleted and replaced with the following:

Average annual total returns for periods ending December 31, 2012 (including sales charges)
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Class A - Return Before Taxes	12.36%	8.30%	May 28, 2010
Class A After Taxes on Distributions	Class A - After Taxes on Distributions	9.13%	6.66%	May 28, 2010
Class A After Taxes on Distributions and Sales	Class A - After Taxes on Distributions and Sale of Fund Shares	8.04%	6.16%	May 28, 2010
Class C	Class C	17.16%	9.93%	May 28, 2010
Class I	Class I	19.37%	11.07%	May 28, 2010
Class R3	Class R3	18.73%	10.41%	May 28, 2010
Class R4	Class R4	19.16%	10.77%	May 28, 2010
Class R5	Class R5	19.47%	11.09%	May 28, 2010
Class Y	Class Y	19.56%	11.25%	May 28, 2010
MSCI EAFE Value Index	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	18.43%	9.17%	May 28, 2010
MSCI EAFE Index	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	17.90%	9.96%	May 28, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
The Hartford International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILAX
The Hartford International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILCX
The Hartford International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILIX
The Hartford International Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILRX
The Hartford International Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILSX
The Hartford International Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILTX
The Hartford International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILYX
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	THE HARTFORD INTERNATIONAL VALUE FUND
Supplement Text	ck0001006415_SupplementTextBlock

SUPPLEMENT

DATED AUGUST 30, 2013 TO

THE HARTFORD INTERNATIONAL VALUE FUND

(A SERIES OF THE HARTFORD MUTUAL FUNDS, INC.)

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED JUNE 14, 2013 AND SUMMARY PROSPECTUS

DATED MARCH 1, 2013, AS LAST AMENDED APRIL 24, 2013

Effective August 30, 2013, changes are being made with respect to the portfolio manager of The Hartford International Value Fund (the “Fund”) and the principal investment strategy of the Fund.  James H. Shakin, CFA will become the portfolio manager for the Fund and Theodore B.P. Jayne, CFA will no longer serve as the portfolio manager for the Fund.  Therefore, effective August 30, 2013, the above referenced Prospectus and Summary Prospectus are revised as follows:

1.              Under the heading “SUMMARY SECTION - PRINCIPAL INVESTMENT STRATEGY” in the Prospectus and the heading “PRINCIPAL INVESTMENT STRATEGY” in the Summary Prospectus, the disclosure is deleted and replaced with the following:

Under normal circumstances, the Fund invests primarily in equity securities of foreign issuers, including non-dollar securities and securities of emerging market issuers. The sub-adviser, Wellington Management Company, LLP (“Wellington Management”), uses fundamental analysis to screen for companies it believes represent attractive investments due to low price, low valuation and/or low market expectations.  The sub-adviser focuses on stocks that trade at a discount to market value that the sub-adviser believes are undervalued.  The Fund may invest among a number of different sectors and countries throughout the world with no limit on the amount of assets that may be invested in any one sector or country.  The Fund may invest in securities of issuers of any market capitalization, including small capitalization securities.  The Fund may invest up to 25% of its net assets in issuers that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets and may trade securities actively.

2.              Under the heading “SUMMARY SECTION - MAIN RISKS” in the Prospectus and the heading “MAIN RISKS” in the Summary Prospectus, the disclosure entitled “Mid-Cap Stock Risk” is deleted and the following risks are added:

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Mid Cap and Small Cap Stock Risk - Investments in small capitalization and mid capitalization companies involve greater risks than investments in larger, more established companies.  Many of these companies are young and have limited operating or business history.  These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.

3.              Under the heading “SUMMARY SECTION - PAST PERFORMANCE” in the Prospectus and the heading “PAST PERFORMANCE” in the Summary Prospectus, the following disclosure is added after the highest and lowest quarterly results:

Please see the “Related Composite Performance” section in the Fund's prospectus for performance information for other accounts managed by Wellington Management with investment objectives and strategies substantially similar to those of the Fund.

4.              Under the heading “SUMMARY SECTION - AVERAGE ANNUAL RETURNS” in the Prospectus and the heading “AVERAGE ANNUAL RETURNS” in the Summary Prospectus, the table is deleted and replaced with the following:

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for periods ending December 31, 2012 (including sales charges)
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | MSCI EAFE Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.43%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | MSCI EAFE Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.90%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.96%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.36%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.13%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A - After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.04%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.93%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.37%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R3
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.73%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.41%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R4
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.16%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class R5
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010
The Hartford International Value Fund (Prospectus Summary) | The Hartford International Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 28, 2010

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS INC/CT
Entity Central Index Key	dei_EntityCentralIndexKey	0001006415
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2013
Prospectus Date	rr_ProspectusDate	Mar 1, 2013